U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202



January 12, 2004

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re: Optimum Qtm Funds
                  File Nos.: 333-91856; 811-21141


Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Optimum Q(tm) Funds (the "Trust") hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated November 28, 2003 and filed electronically as Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5025.


Sincerely yours,

/s/ Elaine E. Richards
--------------------------
    Elaine E. Richards, Esq.